N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

Item 1. REPORT TO SHAREHOLDERS

[Logo]

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota

Semi-Annual Report
June 28, 2013

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA

VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND") (each a "Fund") for the six months ended June 28, 2013. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

During the first half of 2013 the economy continued to expand at a moderate pace. Labor market conditions showed further improvement, although the unemployment rate remained elevated. Household spending and business fixed investment advanced and the housing sector strengthened further, but fiscal policy restricted economic growth. Inflation has been running below the Federal Open Market Committee's ("FOMC") or ("Fed") longer-run objective, but longer-term inflation expectations have remained stable. After its June 19th meeting, the FOMC stated that it "expects that, with appropriate policy accommodation, economic growth will proceed at a moderate pace and the unemployment rate will gradually decline toward levels the Committee judges consistent with its dual mandate." The Committee sees the downside risks to the outlook for the economy and the labor market as having diminished since the fall. The Fed also anticipates inflation will run at or below its 2% objective. As a result, to support a stronger economy, the FOMC decided to continue purchasing additional agency mortgage-backed securities at a pace of $40 billion per month and longer-term Treasury securities at a pace of $45 billion per month. The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Fed stated "taken together, these actions should maintain downward pressure on longer-term interest rates, support mortgage markets, and help to make broader financial conditions more accommodative." The FOMC also anticipates the current exceptionally low range for the fed funds rate at 0 to 0.25% will be appropriate at least as long as the unemployment rate remains above 6.5% and longer-term inflation expectations continue to be well anchored.

Municipal Bond Market Recap

The municipal market was relatively stable in January and February. March, however, did not veer from historical patterns, with yields moving higher (and prices lower) due to seasonal selling activity ahead of the April tax filing deadline. Adding to the selling pressure in March was outflows from funds. The strong trend of inflows seen through 2012 began to slow after the new year. Throughout the first quarter municipal bonds remained cheap relative to Treasuries and there had yet to be a significant rise in interest rates.

The second quarter proved to be more volatile, with strength in the muni market in April followed by a dramatic sell-off of munis beginning in late May as the release of Fed minutes alluded to a possible scaling back of the Fed's asset purchase program amid signs the U.S. economy was improving. The selling was exacerbated by record-setting outflows from municipal funds. After suffering through a significant correction, the municipal bond market stabilized going into quarter end. As a result of the sell off, it is important to note how attractive munis have become on a relative basis. As of the end of June muni/treasury yield ratios had risen to 103% and 109% for the 10-year and 30-year maturities respectively, compared to 99% and 97% at the end of 2012 and about 85% historically. With relative-value ratios versus US Treasuries that are above parity throughout the curve, the magnitude of mutual fund outflows dwindling and a much lighter supply calendar the remainder of the year, we believe the outlook for municipal bonds is improving.

Fund Performance and Outlook

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return of -3.44%* and -2.98%*, respectively (at net asset value with distributions reinvested) for the semi-annual period ended June 28, 2013, compared to the Funds' benchmark, the Barclays Capital Municipal Bond Index which returned -2.68%.

Despite the continued relative scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. Although we refrain from making large bets on the direction of rates, we have taken the opportunity to shorten the Funds' maturity structures somewhat given the historic low rates municipals have seen in recent years. A shorter maturity structure should provide a somewhat greater degree of stability of the Funds' share prices should muni prices continue to be volatile. The highest level of current income that is exempt from federal and each Fund's state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

Finally, we recommend that shareholders view their investment in each Fund as a long-term investment. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it's the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Shannon Radke

Senior Portfolio Manager

The views expressed are those of Shannon Radke, President and Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Tax-Free Fund for MT and Tax-Free Fund for ND, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16% and 1.25%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.97% and 0.97%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for Montana without Sales Charge	Viking Tax-Free Fund for Montana with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/02	$10,000	$9,622	$10,000
12/31/03	$10,444	$10,049	$10,532
12/31/04	$10,867	$10,456	$11,003
12/30/05	$11,080	$10,661	$11,391
12/29/06	$11,540	$11,103	$11,944
12/31/07	$11,881	$11,432	$12,346
12/31/08	$11,327	$10,899	$12,041
12/31/09	$12,683	$12,204	$13,596
12/31/10	$12,928	$12,440	$13,918
12/30/11	$14,411	$13,866	$15,406
12/31/12	$15,122	$14,550	$16,448
6/28/13	$14,602	$14,050	$16,007

Average Annual Total Returns for the periods ending June 28, 2013

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	-0.89%	3.88%	4.32%	3.52%	4.18%
With sales charge (3.75%)	-4.56%	2.58%	3.52%	3.12%	3.90%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for North Dakota without Sales Charge	Viking Tax-Free Fund for North Dakota with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/02	$10,000	$9,624	$10,000
12/31/03	$10,460	$10,067	$10,532
12/31/04	$10,853	$10,445	$11,003
12/30/05	$11,096	$10,679	$11,391
12/29/06	$11,625	$11,188	$11,944
12/31/07	$11,947	$11,498	$12,346
12/31/08	$11,364	$10,937	$12,041
12/31/09	$12,929	$12,443	$13,596
12/31/10	$13,120	$12,627	$13,918
12/30/11	$14,526	$13,980	$15,406
12/31/12	$15,177	$14,607	$16,448
6/28/13	$14,726	$14,173	$16,007

Average Annual Total Returns for the periods ending June 28, 2013

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	-0.79%	3.51%	4.30%	3.58%	4.31%
With sales charge (3.75%)	-4.50%	2.19%	3.50%	3.18%	4.02%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS June 28, 2013 (unaudited)

Health Care	21.5%
General Obligation	19.4%
Other Revenue	16.4%
Education	13.3%
Housing	11.8%
Transportation	10.7%
Utilities	3.9%
Cash Equivalents and Other	3.0%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 28, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.0%)

Education (13.3%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$583,987
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 07/01/28	160,000	154,338
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	797,708
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	278,868
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	805,659
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	500,000	574,915
MT St Brd Regt HigherEd Rev Facs Impt - MT St Univ 5.000% 11/15/24	750,000	861,998
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	568,555
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,250,000	2,376,833
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,189,037
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	359,515
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	213,088
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	470,191
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	522,390
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	151,683
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	416,058
		10,324,823
General Obligation (19.4%)
Billings MT GO 4.000% 07/01/24	290,000	305,831
Billings MT GO 4.000% 07/01/25	665,000	693,655
Billings MT GO 4.000% 07/01/26	300,000	310,161
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	782,159
Flathead Cnty MT High Sch Dist #44 (Whitefish) GO 3.000% 07/01/26	665,000	658,550
Flathead Cnty MT High Sch Dist #44 (Whitefish) GO 3.000% 07/01/27	765,000	748,591
*Flathead Cnty MT High Sch Dist #44 (Whitefish) GO 3.000% 07/01/29	1,400,000	1,322,874
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.250% 07/01/22	1,040,000	1,027,302
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.375% 07/01/23	630,000	612,077
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.500% 07/01/25	1,380,000	1,316,051
Flathead Cnty MT Sch Dist #44 (Whitefish) GO 2.250% 07/01/23	585,000	563,981
Sch Dist #54 (Marion) Flathead Cnty GO Sch Bldg 3.000% 07/01/26	125,000	120,020
Sch Dist #54 (Marion) Flathead Cnty GO Sch Bldg 3.000% 07/01/32	185,000	164,393
Gallatin Cnty MT High Sch Dist #7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	99,632
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/23	380,000	416,161
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/24	385,000	412,489
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/26	295,000	309,709
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/27	305,000	317,304
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/28	440,000	452,637
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 2.625% 07/01/26	395,000	379,512
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	118,114
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 3.125% 07/01/30	150,000	142,457
Jefferson Cnty Sch Dist #27 (Montana City) GO 2.625% 07/01/26	450,000	423,972
Missoula Cnty MT K-12 Sch Dist #40 Frenchtown GO 2.750% 07/01/25	1,270,000	1,224,305
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	148,713
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	156,204
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	160,459
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	170,087
Yellowstone & Carbon Cnties MT Sch Dist #7-70 (Laurel) GO 2.500% 07/01/23	690,000	671,963
Yellowstone Cnty MT Sch Dist #8 (Elder Grove) GO 2.125% 07/01/23	345,000	322,741
Yellowstone Cnty MT Sch Dist #23 Elysian Sch Bldg GO 3.000% 07/01/24	495,000	503,093
		15,055,197
Health Care (21.5%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,210
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,068
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	260,325
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	253,692
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	130,571
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	645,750
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	261,377
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,078,925
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,434,574
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	398,544
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	691,819
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,068,130
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	188,960
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,598,100
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	303,648
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,012
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	281,677
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	512,080
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	80,366
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,049,660
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	629,637
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	875,514
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,683
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,108
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,400,000	1,400,364
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,305,588
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	258,321
		16,683,703
Housing (11.8%)
MT St Brd of Hsg AMT - SF Program - Ser A-2 2.100% 12/01/19	400,000	394,572
MT St Brd of Hsg AMT - SF Program - Ser A-2 2.375% 12/01/20	400,000	392,108
MT St Brd of Hsg AMT - SF Program - Ser A-2 2.650% 06/01/21	200,000	195,376
MT St Brd of Hsg AMT - SF Program - Ser A-2 2.650% 12/01/21	400,000	390,964
MT St Brd of Hsg AMT - SF Program - Ser A-2 3.000% 06/01/23	250,000	242,355
MT St Brd of Hsg AMT - SF Program - Ser A-2 3.000% 12/01/23	120,000	116,040
MT St Brd of Hsg AMT - SF Program - Ser A-2 3.150% 06/01/24	480,000	463,238
MT St Brd of Hsg AMT - SF Program - Ser A-2 3.150% 12/01/24	170,000	163,776
MT St Brd of Hsg AMT - SF Program - Ser A-2 3.350% 06/01/25	200,000	192,226
MT Brd of Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	55,000	55,288
MT Brd of Hsg Single Family Program 5.050% 12/01/24	85,000	88,672
MT Brd of Hsg Single Family Program 5.300% 12/01/29	370,000	382,040
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,195,000	1,226,691
MT St Brd of Hsg Single Family Homeownership-A 4.850% 06/01/28	565,000	592,713
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	740,000	763,325
MT St Brd of Hsg Single Family Program 3.400% 12/01/27	1,760,000	1,722,142
MT St Brd of Hsg Single Family Program 3.600% 12/01/30	660,000	641,144
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	220,000	221,560
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	215,000	213,415
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	565,000	563,045
MT Brd Hsg of Single Family Mtg Ser C2 4.850% 12/01/26	90,000	90,285
		9,110,975
Other Revenue (16.4%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	267,170
Billings MT Spl Impt Dist #1385 7.000% 07/01/17	255,000	274,043
Billings, MT COPS-Ref 3.000% 09/01/19	400,000	416,364
Billings, MT COPS-Ref 3.000% 09/01/20	435,000	446,728
Billings, MT COPS-Ref 3.000% 09/01/21	150,000	151,695
Billings, MT COPS-Ref 3.000% 09/01/22	195,000	193,941
Billings, MT COPS-Ref 3.000% 09/01/23	210,000	205,008
Billings MT Spl Impt Dist #1369 & 1391 5.500% 07/01/26	300,000	308,583
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,574
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,730
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,450
Billings MT Spl Impt Dist Ref #1360 4.000% 07/01/17	390,000	405,483
Billings MT Spl Impt Dist Ref #1360 4.000% 07/01/18	405,000	420,402
Billings MT Spl Impt Dist #1385 3.050% 07/01/21	375,000	357,180
Billings MT Spl Impt Dist #1385 4.000% 07/01/25	350,000	323,123
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	231,350
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	871,227
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	199,566
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	627,690
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	620,196
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,033,700
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	295,597
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	289,764
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	184,229
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	129,084
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	493,782
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	299,355
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	225,879
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,054
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	560,000	561,546
MT Health Facs Auth (Boyd Andrew Prj) Prerelease Ctr 6.300% 10/01/20	795,000	796,129
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	800,000	817,416
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	750,000	765,922
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	104,614
		12,676,574
Transportation (10.7%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	860,328
Billings MT Arpt Rev 4.750% 07/01/19	350,000	378,794
Billings MT Arpt Rev 5.000% 07/01/20	235,000	255,793
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	804,804
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,035,170
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	206,920
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	212,304
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,370
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,172
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	392,544
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	200,456
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	251,011
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	253,507
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	248,552
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	390,971
MT St Dept Transn Rev Ref 5.000% 06/01/20	1,575,000	1,851,223
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	204,267
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	571,210
		8,325,396
Utilities (3.9%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,860,390
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	371,348
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	96,040
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	724,913
		3,052,691

TOTAL MUNICPAL BONDS (COST: $75,327,984)		$75,229,359

SHORT-TERM SECURITIES (2.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,775,321)	1,775,321	$1,775,321

TOTAL INVESTMENTS IN SECURITIES (COST: $77,103,305) (99.3%)		$77,004,680
OTHER ASSETS LESS LIABILITIES (0.7%)		538,561

NET ASSETS (100.0%)		$77,543,241

^	Variable rate security; rate shown represents rate as of June 28, 2013

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS June 28, 2013 (unaudited)

Other Revenue	30.7%
Health Care	17.5%
General Obligation	16.6%
Education	12.4%
Utilities	10.8%
Housing	7.6%
Transportation	3.2%
Cash Equivalents and Other	1.2%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 28, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.8%)

Education (12.4%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$249,302
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	264,412
Fargo ND Univ Facs Rev Ref-NDSU Dev Fndtn Proj 3.000% 12/01/21	420,000	423,952
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/20	205,000	211,455
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/24	175,000	167,239
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	179,284
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,555
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	101,206
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	493,925
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	264,545
ND St Brd Higher Ed 5.000% 04/01/25	160,000	172,184
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	153,517
Univ of ND Rev 4.000% 04/01/20	335,000	366,121
Univ of ND Rev 5.000% 04/01/24	250,000	279,790
		3,453,487
General Obligation (16.6%)
Fargo ND Ref & Impt-Ser C 3.000% 05/01/25	710,000	704,533
Fargo ND Ref & Impt-Ser C 4.000% 05/01/32	250,000	251,277
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	1,000,000	1,073,390
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	262,440
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	214,340
Grand Forks ND Pub Bldg 4.625% 12/01/26	450,000	474,822
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	221,896
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	278,972
West Fargo Ref & Improvement GO -Ser A 3.000% 05/01/26	665,000	622,526
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	534,525
		4,638,721
Health Care (17.5%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	334,470
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	248,730
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,413
Fargo ND Health Sys 5.500% 11/01/20	500,000	585,660
Fargo ND Health Sys 6.000% 11/01/28	500,000	564,720
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	548,755
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	590,496
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	317,862
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	161,746
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	409,875
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	509,670
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	504,910
		4,902,307
Housing (7.6%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	102,427
ND St Hsg Fin Agy 4.450% 01/01/25	670,000	706,884
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	418,492
ND (HFA) Hsg Fin Rev 5.200% 07/01/22	290,000	295,008
ND St Hsg Fin Agy 5.150% 07/01/23	140,000	141,224
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	296,598
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	148,503
		2,109,136
Other Revenue (30.7%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,085
Grand Forks ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	206,952
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	106,525
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	157,845
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	242,882
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	280,395
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	217,090
ND Pub Fin Auth St Revolving FD Prog Ser A 3.125% 10/01/23	200,000	204,518
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	340,000	389,841
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/22	500,000	584,140
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	190,720
ND Pub Fin Auth 3.000% 06/01/21	205,000	206,620
ND Pub Fin Auth 3.000% 06/01/22	140,000	139,490
ND Pub Fin Auth 3.000% 06/01/20	725,000	755,204
ND Pub Fin Auth 4.000% 06/01/25	300,000	313,062
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,040,563
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	199,676
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	400,000	408,708
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	150,000	153,185
Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	800,000	793,304
Ward Cnty ND Sales Tax Rev 3.000% 04/01/23	500,000	498,670
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	101,307
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,423
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,410
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	1,000,000	1,011,950
		8,579,565
Transportation (3.2%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	376,075
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	531,230
		907,305
Utilities (10.8%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	499,040
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	950,000	985,597
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	529,895
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	600,000	598,530
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/26	250,000	238,023
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	159,354
		3,010,439

TOTAL MUNICIPAL BONDS (COST: $27,469,025)		$27,600,960

SHORT-TERM SECURITIES (0.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $126,109)	126,109	$126,109

TOTAL INVESTMENTS IN SECURITIES (COST: $27,595,134) (99.2%)		$27,727,069
OTHER ASSETS LESS LIABILITIES (0.8%)		216,649

NET ASSETS (100.0%)		$27,943,718

^	Variable rate security; rate shown represents rate as of June 28, 2013

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 28, 2013 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
ASSETS
Investments in securities, at value (cost: $77,103,305 and $27,595,134, respectively)	$77,004,680	$27,727,069
Receivable for Fund shares sold	40,916	5,200
Accrued dividends receivable	16	2
Accrued interest receivable	967,815	299,201
Prepaid expenses	6,611	3,546
Total assets	$78,020,038	$28,035,018

LIABILITIES
Payable for Fund shares redeemed	$349,180	$48,991
Dividends payable	54,052	16,279
Trustees' fees payable	2,583	929
Payable to affiliates	58,982	20,190
Accrued expenses	12,000	4,911
Total liabilities	$476,797	$91,300

NET ASSETS	$77,543,241	$27,943,718

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$77,938,224	$28,003,204
Accumulated undistributed net realized gain (loss) on investments	(304,104)	(193,649)
Accumulated undistributed net investment income (loss)	7,746	2,228
Unrealized appreciation (depreciation) on investments	(98,625)	131,935

NET ASSETS	$77,543,241	$27,943,718

Shares outstanding	7,743,277	2,746,411
Net asset value per share*	$10.01	$10.17
Public offering price (sales charge of 3.75% and 3.75%, respectively)	$10.40	$10.57

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 28, 2013 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
INVESTMENT INCOME
Interest	$1,399,898	$513,133
Dividends	231	72
Total investment income	$1,400,129	$513,205

EXPENSES
Investment advisory fees	$196,839	$70,875
Distribution (12b-1) fees	98,419	35,438
Transfer agent fees	55,115	19,845
Administrative service fees	66,982	31,712
Professional fees	7,396	3,492
Reports to shareholders	1,641	980
License, fees, and registrations	4,359	4,233
Audit fees	5,686	2,028
Trustees' fees	2,584	928
Transfer agent out-of-pockets	2,675	1,602
Custodian fees	5,062	2,263
Legal fees	3,607	1,297
Insurance expense	801	299
Total expenses	$451,166	$174,992
Less expenses waived or reimbursed	(65,362)	(36,076)
Total net expenses	$385,804	$138,916

NET INVESTMENT INCOME (LOSS)	$1,014,325	$374,289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$125,457	$(18,831)
Net change in unrealized appreciation (depreciation) of investments	(3,946,878)	(1,204,172)
Net realized and unrealized gain (loss) on investments	$(3,821,421)	$(1,223,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,807,096)	$(848,714)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 28, 2013 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,014,325	$374,289
Net realized gain (loss) from investment transactions	125,457	(18,831)
Net change in unrealized appreciation (depreciation) on investments	(3,946,878)	(1,204,172)
Net increase (decrease) in net assets resulting from operations	$(2,807,096)	$(848,714)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,014,031)	$(373,830)
Total distributions	$(1,014,031)	$(373,830)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,414,722	$2,502,710
Proceeds from reinvested dividends	709,384	278,263
Cost of shares redeemed	(5,693,913)	(1,484,179)
Net increase (decrease) in net assets resulting from capital share transactions	$2,430,193	$1,296,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,390,934)	$74,250
NET ASSETS, BEGINNING OF PERIOD	$78,934,175	$27,869,468
NET ASSETS, END OF PERIOD	$77,543,241	$27,943,718

Accumulated undistributed net investment income	$7,746	$2,228

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 31, 2012

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,068,333	$770,590
Net realized gain (loss) from investment transactions	43,637	53,000
Net change in unrealized appreciation (depreciation) on investments	981,117	199,295
Net increase (decrease) in net assets resulting from operations	$3,093,087	$1,022,885

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(2,065,610)	$(768,762)
Total distributions	$(2,065,610)	$(768,762)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$24,259,885	$8,194,479
Proceeds from reinvested dividends	1,480,822	574,196
Cost of shares redeemed	(4,329,763)	(2,678,326)
Net increase (decrease) in net assets resulting from capital share transactions	$21,410,944	$6,090,349

TOTAL INCREASE (DECREASE) IN NET ASSETS	$22,438,421	$6,344,472
NET ASSETS, BEGINNING OF PERIOD	$56,495,754	$21,524,996
NET ASSETS, END OF PERIOD	$78,934,175	$27,869,468

Accumulated undistributed net investment income	$7,452	$1,769

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the "Trust") was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of two series (the "Funds").

The Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation–Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments.

When-issued securities–The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge–In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge "CDSC" may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes–Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2009.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts–Premiums and discounts on municipal securities are accreted and amortized for financial reporting purposes.

Security transactions, investment income, expenses and distributions–Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of market discount. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses–Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date–For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of June 28, 2013:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short Term Securities	$1,775,321	$0	$0	$1,775,321
Fund for MT	Municipal Bonds	0	75,229,359	0	75,229,359
	Total	$1,775,321	$75,229,359	$0	$77,004,680

Tax-Free	Short Term Securities	$126,109	$0	$0	$126,109
Fund for ND	Municipal Bonds	0	27,600,960	0	27,600,960
	Total	$126,109	$27,600,960	$0	$27,727,069

See schedule of investments for a list of holdings. The Funds did not hold any Level 3 assets during the six months ended June 28, 2013. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 28, 2013. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended June 28, 2013.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 28, 2013, were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Purchases	$16,606,540	$4,615,135
Sales	$12,340,900	$1,680,446

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months	Year	Six Months	Year
	Ended 6/28/13	Ended 12/31/12	Ended 6/28/13	Ended 12/31/12
Shares sold	710,627	2,313,555	236,282	771,099
Shares issued on reinvestment of dividends	68,416	141,025	26,484	54,032
Shares redeemed	(550,612)	(413,358)	(141,048)	(251,764)
Net increase (decrease)	228,431	2,041,222	121,718	573,367

NOTE 6: Income Tax Information

At December 31, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Investments at cost	$76,732,244	$26,891,491
Unrealized appreciation	$3,903,654	$1,353,505
Unrealized depreciation	(47,949)	(15,529)
Net unrealized appreciation (depreciation)	$3,855,705*	$1,337,876*

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax character of distributions paid was as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Year	Year	Year	Year
	Ended 12/31/12	Ended 12/30/11	Ended 12/31/12	Ended 12/30/11
Tax-exempt income	$2,065,610	$1,890,504	$768,762	$768,237

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Accumulated capital and other losses	($429,562)	($174,817)
Unrealized appreciation/(depreciation)	3,855,705*	1,337,876*
Total accumulated earnings/(deficit)	$3,426,143	$1,163,059

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of December 31, 2012 are as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Expires in 2013	$50,681	$16,196
Expires in 2014	$51,062	$38,426
Expires in 2015	$56,897	$0
Expires in 2016	$72,824	$44,995
Expires in 2018	$106,551	$75,200
Non-expiring long-term losses	$91,547	$0
Total Capital Loss Carryforwards	$429,562	$174,817

For the year ended December 31, 2012, the Tax-Free Fund for MT and Tax-Free Fund for ND utilized capital loss carryforwards of $0 and $60,088, respectively, and made permanent reclassifications of $607,751 and $431,301, respectively, due to capital loss carryforward expirations.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than extraordinary or non-recurring expenses and acquired fund fees and expenses) until April 29, 2014 so that the net annual operating expenses do not exceed 0.98%. After this date, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Advisory Fees	Advisory Fees
	Six Months Ended 6/28/13	Payable 6/28/13
Tax-Free Fund for MT	$196,839	$30,807
Tax-Free Fund for ND	$70,875	$11,069

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 6/28/13			Payable 6/28/13
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
Tax-Free Fund for MT	$176,647	$0	$98,419	$1,997	$0	$15,404
Tax-Free Fund for ND	$47,279	$0	$35,438	$332	$0	$5,535

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Fund are also Officers and Governors of IFS.

	Six Months Ended 6/28/13				Payable 6/28/13
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees*	Fees Waived	Fees*	Fees Waived	Fees*	Fees*
Tax-Free Fund for MT	$28,285	$29,505	$31,125	$35,857	$5,924	$4,850
Tax-Free Fund for ND	$7,561	$13,886	$9,522	$22,190	$1,741	$1,514

*	After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund's portfolio, the greater its interest rate risk.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/28/13#	Year Ended 12/31/12	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50	$10.32	$9.62	$9.81	$9.12	$9.96

Income (loss) from investment operations:
Net investment income (loss)	$0.13	0.32	$0.38	$0.38	$0.39	$0.39
Net realized and unrealized gain (loss) on investments3	(0.49)	0.18	0.70	(0.19)	0.69	(0.84)
Total from investment operations	$(0.36)	$0.50	$1.08	$0.19	$1.08	$(0.45)

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.32)	$(0.38)	$(0.38)	$(0.39)	$(0.39)
Total distributions	$(0.13)	$(0.32)	$(0.38)	$(0.38)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.01	$10.50	$10.32	$9.62	$9.81	$9.12

Total Return (excludes any applicable sales charge)	(3.44%)^	4.93%	11.46%	1.93%	11.97%	(4.66%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$77,543	$78,934	$56,496	$43,559	$35,789	$10,586
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.97%	0.96%	0.96%	0.92%	0.85%
Ratio of expenses to average net assets before waivers[2]	1.15%*	1.15%	1.24%	1.35%	1.31%	1.10%
Ratio of net investment income to average net assets[1,2]	2.58%*	3.07%	3.83%	3.87%	3.98%	4.03%
Portfolio turnover rate	16.14%	5.79%	12.64%	25.34%	11.14%	14.34%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*	Annualized

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/28/13#	Year Ended 12/31/12	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62	$10.49	$9.84	$10.07	$9.22	$10.10

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.34	$0.38	$0.38	$0.40	$0.40
Net realized and unrealized gain (loss) on investments3	(0.45)	0.13	0.65	(0.23)	0.85	(0.88)
Total from investment operations	$(0.31)	$0.47	$1.03	$0.15	$1.25	$(0.48)

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.34)	$(0.38)	$(0.38)	$(0.40)	$(0.40)
Total distributions	$(0.14)	$(0.34)	$(0.38)	$(0.38)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.17	$10.62	$10.49	$9.84	$10.07	$9.22

Total Return (excludes any applicable sales charge)	(2.98%)^	4.48%	10.72%	1.48%	13.77%	(4.89%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,944	$27,869	$21,525	$19,266	$18,173	$5,054
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.97%	0.96%	0.96%	0.92%	0.85%
Ratio of expenses to average net assets before waivers[2]	1.23%*	1.24%	1.34%	1.42%	1.49%	1.21%
Ratio of net investment income to average net assets[1,2]	2.64%*	3.15%	3.81%	3.79%	3.94%	4.10%
Portfolio turnover rate	6.16%	17.26%	22.63%	29.47%	52.28%	30.91%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*	Annualized

#	Unaudited.

^	Not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/12	Ending Account Value 6/28/13	Expenses Paid During Period*	Annualized Expense Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$965.62	$4.76	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$4.89	0.98%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$970.24	$4.77	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$4.89	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the one-half year period, and divided by the total number of days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX)

Integrity Dividend Harvest Fund (IDIVX)

Integrity Growth & Income Fund (IGIAX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 30, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 28, 2012

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 30, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 28, 2012